Commitments and Contingencies - Commitments (Details) ¥ in Thousands	Dec. 31, 2020 CNY (¥)
Future minimum commitments under non-cancellable agreements
2021	¥ 69,038
2022	7,503
2023	2,083
2024	301
2025 and thereafter	239
Total	79,164
Property Management Costs
Future minimum commitments under non-cancellable agreements
2021	7,836
2022	2,983
2023	37
Total	10,856
Bandwidth Purchases
Future minimum commitments under non-cancellable agreements
2021	19,582
Total	19,582
Cooperation with Phoenix TV Group
Future minimum commitments under non-cancellable agreements
2021	3,305
2022	1,305
2023	1,305
Total	5,915
Content Purchases
Future minimum commitments under non-cancellable agreements
2021	15,417
2022	2,624
2023	189
2024	189
Total	18,419
Property and Equipment, and Intangible Assets
Future minimum commitments under non-cancellable agreements
2021	897
2022	280
2023	280
Total	1,457
Equity Investments
Future minimum commitments under non-cancellable agreements
2021	18,000
Total	18,000
Others
Future minimum commitments under non-cancellable agreements
2021	4,001
2022	311
2023	272
2024	112
2025 and thereafter	239
Total	¥ 4,935